Convertible Senior Notes (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 16, 2020	Feb. 28, 2020	Aug. 31, 2023
Convertible Senior Notes (Details) [Line Items]
Issued of convertible senior notes	$ 10	$ 25
Percentage rate			4.75%
Unsecured amount			$ 25
Notes convertible amount			$ 10
American Depository Share [Member] | Maximum [Member]
Convertible Senior Notes (Details) [Line Items]
Convertible price per share (in Dollars per share)			$ 6.75
American Depository Share [Member] | Minimum [Member]
Convertible Senior Notes (Details) [Line Items]
Convertible price per share (in Dollars per share)			$ 6.15
Convertible Senior Notes [Member]
Convertible Senior Notes (Details) [Line Items]
Bear interest at a rate			4.75%